INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Inventory, Net [Abstract]
Raw materials	$ 2,247		$ 2,201
Work-in-progress	2,985		2,468
Finished goods	456		461
Total inventories	5,688		$ 5,130
Inventory write-offs	$ 192	$ 126